UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Partners, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer            New York, New York            August 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        37

Form 13F Information Table Value Total: $ 235,865
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

 1         28-7074                              Stuart J. Zimmer
----       --------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN  2 COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                           TITLE               MARKET
                           OF                  VALUE        SHRS OR    SH/ PUT/   INVESTMENT  OTHER           VOTING AUTHORITY
NAME OF ISSUER             TITLE     CUSIP     (X$1000)     PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE       SHARED      NONE
AGL RESOURCES INC          COM      1204106     2,506        98,500      SH         SHARED      1                 98,500
AMEREN CORPORATION         COM     23608102     5,517       125,100      SH         SHARED      1                125,100
AMERICAN ELECTRIC PWR      COM     25537101       298        10,000      SH         SHARED      1                 10,000
AMERICAN FINL RLTY TR      COM    02607P305       194        13,000      SH         SHARED      1                 13,000
ATMOS ENERGY CORP          COM     49560105       650        26,200      SH         SHARED      1                 26,200
CHICAGO MERCANTILE HLDGS   COM    167760107       174         2,500      SH         SHARED      1                  2,500
CINERGY CORP               COM    172474108       368        10,000      SH         SHARED      1                 10,000
CONCORD EFS INC.           COM    206197105       368        25,000      SH         SHARED      1                 25,000
CONNECTICUT WATER SVC      COM    207797101        56         2,200      SH         SHARED      1                  2,200
CONSOLIDATED EDISON INC    COM    209115104     5,735       132,500      SH         SHARED      1                132,500
CONSTELLATION ENERGY GROU  COM    210371100     9,930       289,500      SH         SHARED      1                289,500
COUNTRYWIDE CR INDS INC    COM    222372104         7           100      SH         SHARED      1                    100
DOMINION RES INC VA        COM    25746U109       643        10,000      SH         SHARED      1                 10,000
DUKE ENERGY CORPORATION    COM    264399106       200        10,000      SH         SHARED      1                 10,000
EDISON INTERNATIONAL       COM    281020107    19,018     1,157,500      SH         SHARED      1              1,157,500
EMPIRE DISTRICT ELEC CO    COM    291641108     2,288       105,200      SH         SHARED      1                105,200
ENERGY EAST CORPORATION    COM    29266M109     5,148       248,000      SH         SHARED      1                248,000
ENTERGY CORPORATION        COM    29364G103    12,398       234,900      SH         SHARED      1                234,900
EPIQ SYS INC               COM    26882D109       103         6,000      SH         SHARED      1                  6,000
EXELON CORP                COM    30161N101    15,401       257,500      SH         SHARED      1                257,500
FIRSTENERGY CORP           COM    337932107    11,374       295,800      SH         SHARED      1                295,800
FORMFACTOR, INC.           COM    346375108       354        20,000      SH         SHARED      1                 20,000
FPL GROUP INC              COM    302571104    23,799       356,000      SH         SHARED      1                356,000
KEYSPAN CORPORATION        COM    49337W100     6,204       175,000      SH         SHARED      1                175,000
NUI HLDG CO                COM    629431107     5,393       347,500      SH         SHARED      1                347,500
P G & E CORPORATION        COM    69331C108    21,664     1,024,300      SH         SHARED      1              1,024,300
PNM RESOURCES INC CMN      COM    69349H107       867        32,400      SH         SHARED      1                 32,400
PREMCOR INC                COM    74045Q104        54         2,500      SH         SHARED      1                  2,500
PUB.-SVC ENTPRSE.GP.HO.CO  COM    744573106    30,737       727,500      SH         SHARED      1                727,500
RELIANT RESOURCES, INC.    COM    75952B105     2,299       375,000      SH         SHARED      1                375,000
SCANA CORP NEW             COM    80589M102    10,363       302,300      SH         SHARED      1                302,300
SORRENTO NETWORKS CORP     COM    83586Q209       824       310,913      SH         SHARED      1                310,913
SOUTHERN UNION CO NEW      COM    844030106    20,010     1,181,200      SH         SHARED      1              1,181,200
STHWST WATER COMPANY 2     COM    845331107     2,584       184,672      SH         SHARED      1                184,672
TESORO PETROLEUM CORP      COM    881609101        34         5,000      SH         SHARED      1                  5,000
TEXAS GENCO HLDGS INC      COM    882443104       593        25,500      SH         SHARED      1                 25,500
XCEL ENERGY INC            COM    98389B100    17,710     1,177,500      SH         SHARED      1              1,177,500

                                              235,865


02192.0001 #421725